CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies [Abstract]
CHANGES IN ACCOUNTING POLICIES	CHANGES IN ACCOUNTING POLICIES
Presentation of Financial Statements
IAS 1 Presentation of Financial Statements was amended in January 2020 by the International Accounting Standards Board to clarify the presentation requirements of liabilities as either current or non-current within the statement of financial position. The Company adopted this amendment in 2024 and the adoption did not have an impact on the Company's annual consolidated financial statements.
Income Taxes
IAS 12 Income Taxes was amended in May 2023 by the International Accounting Standards Board to provide guidance on deferred taxes arising in jurisdictions implementing the Pillar Two model rules published by the Organisation for Economic Co-operation and Development. This amendment was effective immediately and has been adopted by the Company with no impact to the Company's annual consolidated financial statements.
Lease Liability in a Sale and Leaseback
In September 2022, the International Accounting Standards Board issued narrow-scope amendments to IFRS 16 Leases, which applies to sale and leaseback transactions that include variable lease payments. The amendments specify that no gain or loss can be recognized on the rights retained by the seller-lessee, and require the inclusion of variable payments that do not depend on an index or rate in the initial measurement of the ROU asset and lease liability. These amendments were effective for fiscal years beginning on or after January 1, 2024. In the current accounting period, the Company adopted the narrow-scope amendments. See Note 14 - "Leases" for additional information regarding transactions impacted by these amendments.
New accounting standards and amendments not yet adopted
Presentation and Disclosure in Financial Statements
IFRS 18 Presentation and Disclosure in Financial Statements was issued in April 2024 by the International Accounting Standards Board and replaces IAS 1 Presentation of Financial Statements. The Standard introduces a defined structure to the statements of comprehensive income and specific disclosure requirements related to the same. The Standard is required to be adopted retrospectively and is effective for fiscal years beginning on or after January 1, 2027, with early adoption permitted. The Company is evaluating the impact that this standard will have on the consolidated financial statements.
Financial Instruments and Financial Instruments: Disclosures
IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures were amended in May 2024 to clarify the date of recognition and derecognition of financial assets and liabilities. The amendments are effective for fiscal years beginning on or after January 1, 2026, with early adoption permitted. The Company is evaluating the impact that this amendment will have on the consolidated financial statements.